CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 2,867	$ 5,973
Restricted cash	3,529	4,759
Accounts receivable, net	24,673	20,991
Deferred tax assets, net	127	131
Prepaid expenses and other current assets	3,945	1,036
Current assets from discontinued operations	39	134
Total current assets	35,180	33,024
Property and equipment, net	1,231	1,257
Goodwill	314	314
Other assets	471	410
Total assets	37,196	35,005
CURRENT LIABILITIES:
Notes payable - banks	12,888	10,022
Accounts payable	2,773	2,786
Accrued expenses and other current liabilities	25,593	22,516
Income taxes payable	45	53
Current liabilities from discontinued operations	5	102
Total current liabilities	41,304	35,479
Convertible notes payable to related party, including accrued interest	39,240	38,504
Other liabilities	124	81
Total liabilities	80,668	74,064
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 shares authorized; 8,061,698 shares issued and outstanding as of June 30, 2015 and as of December 31, 2014	4,507	4,507
Additional paid-in capital	20,949	20,949
Accumulated deficit	(61,448)	(57,194)
Accumulated other comprehensive loss	(7,480)	(7,321)
Total shareholders' deficit	(43,472)	(39,059)
Total liabilities and shareholders' deficit	$ 37,196	$ 35,005